Significant Accounting Policies - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
AOCI related to pension and postretirement plans, pre-tax		$ 305	$ 234
AOCI related to pension and postretirement plans, after-tax		186	143
Net impact on cash flow hedges, pre-tax		14	16
Net impact on cash flow hedges, after-tax		7	9
Foreign currency translation adjustment, net of tax		165	65
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance		37,958
Stockholders' equity attributable to parent, ending balance		37,196	37,958
Foreign Currency
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	[1]	(65)	(30)
Other comprehensive income (loss) before reclassifications	[1]	(100)	(35)
Amounts reclassified from accumulated other comprehensive income	[1],[2]	0	0
Net other comprehensive income (loss)	[1]	(100)	(35)
Stockholders' equity attributable to parent, ending balance	[1]	(165)	(65)
Losses on Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	[1]	(9)	(13)
Other comprehensive income (loss) before reclassifications	[1]	0	0
Amounts reclassified from accumulated other comprehensive income	[1],[2]	2	4
Net other comprehensive income (loss)	[1]	2	4
Stockholders' equity attributable to parent, ending balance	[1]	(7)	(9)
Pension and Other Postretirement Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	[1]	(143)	(106)
Other comprehensive income (loss) before reclassifications	[1]	(56)	0
Amounts reclassified from accumulated other comprehensive income	[1],[2]	13	(37)
Net other comprehensive income (loss)	[1]	(43)	(37)
Stockholders' equity attributable to parent, ending balance	[1]	(186)	(143)
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' equity attributable to parent, beginning balance	[1]	(217)	(149)
Other comprehensive income (loss) before reclassifications	[1]	(156)	(35)
Amounts reclassified from accumulated other comprehensive income	[1],[2]	15	(33)
Net other comprehensive income (loss)	[1]	(141)	(68)
Stockholders' equity attributable to parent, ending balance	[1]	$ (358)	$ (217)

[1]	All amounts are net of tax.
[2]	The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.